INCOME TAXES (Tables)	12 Months Ended
Aug. 31, 2024
Disclosure of income tax [Abstract]
Disclosure of detailed information about effective income tax expense (recovery) [Table Text Block]
	2024	2023

Loss before income taxes	$4,576	$5,621

Income tax recovery at statutory rates	(1,235)	(1,518)
Difference of foreign tax rates	(3)	(7)
Non-deductible expenses and non-taxable portion of capital gains	733	921
Changes in unrecognized deferred tax assets and other	536	646
Income tax expense	31	42

Income tax expense consists of:
Current income taxes	$-	$-
Deferred income taxes	31	42
	$31	$42

Disclosure of deferred taxes [Table Text Block]
	2024	2023
Deferred tax liability at the beginning of the year	$-	$-
Tax expense relating to the loss from continuing operations	(31)	(42)
Tax recovery relating to components of other comprehensive loss	31	42
Deferred tax liability at the end of the year	$-	$-

Disclosure of changes in deferred tax assets and liabilities [Table Text Block]
	2024	2023
Mineral properties	$(2,221)	$(2,090)
Loss carry-forwards	2,221	2,090
	$-	$-

Disclosure of temporary difference, unused tax losses and unused tax credits [Table Text Block]
	2024	2023
Tax Losses:
Operating loss carry-forwards - Canada	$162,555	$158,670
Operating loss carry-forwards - South Africa	112,981	133,524
	$275,536	$292,194
Temporary Differences:
Mineral properties	$7,416	$7,394
Financing Costs	1,272	1,948
Property, plant and equipment	692	675
Foreign Exchange	27,807	-
Other	1,244	1,111
	$38,431	$11,128